Other Non-Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Other Non-Current Assets
Various guarantees	$ 451	$ 428
Other long-term assets	2,092
Total	$ 2,543	$ 428